UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

T-REX 2X Long NFLX Daily Target ETF

T-REX 2X Long SBET Daily Target ETF

T-REX 2X Long MSTR Daily Target ETF

T-REX 2X Inverse MSTR Daily Target ETF

(the “T-REX 2X Daily Target ETFs”)

ITEM 1.(a).    Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT FEBRUARY 28, 2026
T-REX 2X LONG MSTR DAILY TARGET ETF
TICKER: MSTU (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-Rex 2X Long Mstr Daily Target Etf for the period of September 1, 2025 to February 28, 2026. You can ﬁnd additional information about the Fund at www.rexshares.com/mstu/. You can also request this information by contacting us at (833) 759-6110.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long Mstr Daily Target Etf	$50	1.05%¹

¹ Annualized.

Key Fund Statistics

(as of February 28, 2026)
Fund Net Assets	$306,980,585
Number of Holdings	8
Total Net Advisory Fee	$3,555,538
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of February 28, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

Exchange Traded Funds:             0.00%2

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

2  Less than 0.005%.

Portfolio Composition
Cash	102.13%
Derivatives	5.75%
Exchange Traded Funds	0.00%[2]
Liabilities in Excess of Other Assets	-7.88%

2  Less than 0.005%.

Material Changes

Reverse Stock Split

On November 20, 2025, the Board of the Trust approved a reverse stock split for the Fund at a split ratio of 1:10. The Creation Unit size for each Fund remains at 10,000 shares per unit. The record date for the reverse stock split was December 1, 2025, and the reverse stock split was effectuated after the close of trading on December 2, 2025. Shares of the Fund began trading on a split-adjusted basis on December 3, 2025.

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/mstu/.

T-Rex 2X Long Mstr Daily Target Etf Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT FEBRUARY 28, 2026
T-REX 2X INVERSE MSTR DAILY TARGET ETF
TICKER: MSTZ (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-Rex 2X Inverse Mstr Daily Target ETF for the period of September 1, 2025 to February 28, 2026. You can ﬁnd additional information about the Fund at www.rexshares.com/mstz/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Inverse MSTR Daily Target ETF	$92	1.05%¹

¹ Annualized.

Key Fund Statistics

(as of February 28, 2026)
Fund Net Assets	$93,591,793
Number of Holdings	4
Total Net Advisory Fee	$514,026
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of February 28, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	92.76%
Other Assets Net of Liabilities	15.10%
Derivatives	-7.86%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/mstz/.

T-Rex 2X Inverse Mstr Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT FEBRUARY 28, 2026
T-REX 2X Long NFLX Daily Target ETF
TICKER: NFLU (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-Rex 2X Long NFLX Daily Target ETF for the period of September 1, 2025 to February 28, 2026. You can ﬁnd additional information about the Fund at www.rexshares.com/nflu/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long NFLX Daily Target ETF	$41	1.05%[1]

¹ Annualized.

Key Fund Statistics

(as of February 28, 2026)
Fund Net Assets	$54,023,160
Number of Holdings	2
Total Net Advisory Fee	$201,388
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of February 28, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	135.10%
Derivatives	28.67%
Liabilities in Excess of Other Assets	-63.77%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/nflu/.

T-Rex 2X Long NFLX Daily Target ETF Tailored Shareholder Report

SEMI-ANNUAL SHAREHOLDER REPORT FEBRUARY 28, 2026
T-REX 2X LONG SBET DAILY TARGET ETF
TICKER: SBTU (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the T-Rex 2X Long SBET Daily Target Etf for the period of October 21, 2025 (Inception) to February 28, 2026. You can ﬁnd additional information about the Fund at www.rexshares.com/sbtu/. You can also request this information by contacting us at (833) 759-6110.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long SBET Daily Target ETF	$31[1]	1.50%[2]

¹ Costs are for the period of October 21, 2025 to February 28, 2026. Costs for a full semi-annual period would be higher.

2  Annualized.

Key Fund Statistics

(as of February 28, 2026)
Fund Net Assets	$1,554,838
Number of Holdings	2
Total Net Advisory Fee	$11,367
Portfolio Turnover Rate	0.00%

What did the Fund invest in?

(% of Net Assets as of February 28, 2026)

Market Exposure

Total Return Swap Contracts: 200.00%

“Market Exposure” includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Portfolio Composition
Cash	117.64%
Money Market Fund	2.14%
Liabilities in Excess of Other Assets	-1.49%
Derivatives	-18.29%

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit www.rexshares.com/sbtu/.

T-Rex 2X Long SBET Daily Target Etf Tailored Shareholder Report

ITEM 1.(b).    Not applicable.

ITEM 2.        CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.        INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended February 28, 2026 (unaudited)

T-REX 2X LONG MSTR DAILY TARGET ETF

T-REX 2X INVERSE MSTR DAILY TARGET ETF

T-REX 2X LONG NFLX DAILY TARGET ETF

T-REX 2X LONG SBET DAILY TARGET ETF(1)

(1) The Fund commenced operations on October 21, 2025.

T-REX 2X LONG MSTR DAILY TARGET ETF
Schedule of Investments	February 28, 2026 (unaudited)
	Shares	Value
EXCHANGE TRADED FUNDS - 0.00%(A)
The Laddered T-Bill ETF(D)	100	$2,502
(Cost: $2,502)
TOTAL INVESTMENTS - 0.00%(A)		2,502
(Cost: $2,502)
Other Assets, Net of Liabilities - 100.00%(B)		306,978,083
TOTAL NET ASSETS - 100.00%		$306,980,585
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Natixis Investment Managers	Strategy, Inc.	Receive	OBFR01(C) + 1000bps	Monthly	5/22/2026	$68,949,167	$10,368,974
BMO Capital Markets	Strategy, Inc.	Receive	OBFR01(C) + 1500bps	Monthly	5/22/2026	41,238,498	6,744,983
Clear Street Derivatives, LLC	Strategy, Inc.	Receive	OBFR01(C) + 1500bps	Monthly	10/20/2026	153,167,938	(19,778,157)
CF Secured, LLC	Strategy, Inc.	Receive	OBFR01(C) + 1200bps	Monthly	11/18/2026	143,846,269	(215,396)
National Bank of Canada	Strategy, Inc.	Receive	OBFR01(C) + 1300bps	Monthly	12/28/2026	98,457,037	12,829,833
Jane Street Capital	Strategy, Inc.	Receive	OBFR01(C) + 1000bps	Monthly	3/9/2027	13,774,009	(687,785)
Marex Derivative Products	Strategy, Inc.	Receive	OBFR01(C) + 1000bps	Monthly	11/3/2027	94,833,757	8,382,304
TOTAL RETURN SWAP CONTRACTS						$614,266,674	$17,644,756

(A)    Less than 0.005%.

(B)    Includes cash which is being held as collateral for total return swap contracts.

(C)    OBFR01 - Overnight Bank Funding Rate, 3.63% as of February 28, 2026.

(D)    Affiliated investment - the Fund’s Advisor also serves as sub-advisor to the underlying ETF.

See Notes to Financial Statements

1
FINANCIAL STATEMENTS | February 28, 2026

T-REX 2X INVERSE MSTR DAILY TARGET ETF
Schedule of Investments	February 28, 2026 (unaudited)
Other Assets, Net of Liabilities - 100.00%(A)	$93,591,793
TOTAL NET ASSETS - 100.00%	$93,591,793
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Natixis Investment Managers	Strategy, Inc.	Pay	OBFR01(B) - 500bps	Monthly	8/24/2026	$(7,215,870)	$296,565
Jane Street Capital	Strategy, Inc.	Pay	OBFR01(B) - 300bps	Monthly	3/8/2027	(46,609,252)	(1,912,712)
Marex Derivative Products	Strategy, Inc.	Pay	OBFR01(B) - 0bps	Monthly	12/21/2027	(68,847,251)	(477,164)
Clear Street Derivatives, LLC	Strategy, Inc.	Pay	OBFR01(B) - 250bps	Monthly	1/12/2028	(64,532,440)	(5,264,215)
TOTAL RETURN SWAP CONTRACTS						$(187,204,812)	$(7,357,526)

(A)    Includes cash which is being held as collateral for total return swap contracts.

(B)    OBFR01 - Overnight Bank Funding Rate, 3.63% as of February 28, 2026.

See Notes to Financial Statements

2
FINANCIAL STATEMENTS | February 28, 2026

T-REX 2X LONG NFLX DAILY TARGET ETF
Schedule of Investments	February 28, 2026 (unaudited)
Other Assets, Net of Liabilities - 100.00%(A)	$54,023,160
TOTAL NET ASSETS - 100.00%	$54,023,160
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC	Netflix, Inc.	Receive	OBFR01(B) + 100bps	Quarterly	10/7/2026	$52,971,170	$6,642,276
CF Secured, LLC	Netflix, Inc.	Receive	OBFR01(B) + 250bps	Monthly	1/11/2027	55,098,170	8,843,761
TOTAL RETURN SWAP CONTRACTS						$108,069,340	$15,486,037

(A)    Includes cash which is being held as collateral for total return swap contracts.

(B)    OBFR01 - Overnight Bank Funding Rate, 3.63% as of February 28, 2026.

See Notes to Financial Statements

3
FINANCIAL STATEMENTS | FEBRUARY 28, 2026

T-REX 2X LONG SBET DAILY TARGET ETF
Schedule of Investments	February 28, 2026 (unaudited)
	Shares	Value
MONEY MARKET FUND - 2.14%
First American Government Obligations Fund - Institutional Class 3.595%(A)	33,277	$33,277
(Cost: $33,277)
TOTAL INVESTMENTS - 2.14%		33,277
(Cost: $33,277)
Other Assets, Net of Liabilities - 97.86%(B)		1,521,561
TOTAL NET ASSETS - 100.00%		$1,554,838
SWAP CONTRACTS TOTAL RETURN SWAP CONTRACTS
Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
Clear Street Derivatives, LLC	SharpLink Gaming, Inc.	Receive	OBFR01(C) + 250bps	Monthly	10/20/2027	$3,111,359	$(285,328)
TOTAL RETURN SWAP CONTRACTS						$3,111,359	$(285,328)

(A)    Effective 7 day yield as of February 28, 2026.

(B)    Includes cash which is being held as collateral for total return swap contracts.

(C)    OBFR01 - Overnight Bank Funding Rate, 3.63% as of February 28, 2026.

See Notes to Financial Statements

4
FINANCIAL STATEMENTS | FEBRUARY 28, 2026

T-REX 2X DAILY TARGET ETFS
Statements of Assets and Liabilities	February 28, 2026 (unaudited)
	Long MSTR	Inverse MSTR	Long NFLX	Long SBET
ASSETS
Unaffiliated investments at value(1) (Note 1)	$—	$—	$—	$33,277
Affiliated investments at value(2) (Note 1)	2,502	—	—	—
Cash collateral held for open total return swap contracts (Note 1)	273,801,805	78,572,288	65,655,261	1,830,000
Cash	39,726,102	8,240,295	7,329,036	—
Receivable for capital stock sold	1,459,099	2,875,811	—	—
Dividends and interest receivable	—	—	—	94
Net unrealized appreciation of total return swap contracts	17,644,756	—	15,486,037	—
Due from counterparty on total return swap contracts	—	17,883,764	4,656,779	—
TOTAL ASSETS	332,634,264	107,572,158	93,127,113	1,863,371
LIABILITIES
Payable for capital stock redeemed	—	6,535,935	39,054,822	—
Accrued advisory fees (Note 2)	273,373	86,904	49,131	1,852
Net unrealized depreciation of total return swap contracts	—	7,357,526	—	285,328
Due to counterparty on total return swap contracts	25,380,306	—	—	21,353
TOTAL LIABILITIES	25,653,679	13,980,365	39,103,953	308,533
NET ASSETS	$306,980,585	$93,591,793	$54,023,160	$1,554,838
Net Assets Consist of:
Paid-in capital	$1,819,771,669	$105,241,637	$57,278,789	$5,379,623
Distributable earnings (accumulated deficits)	(1,512,791,084)	(11,649,844)	(3,255,629)	(3,824,785)
Net Assets	$306,980,585	$93,591,793	$54,023,160	$1,554,838
NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	63,118,971	7,160,000	1,660,000	410,000
Net Asset Value and Offering Price Per Share	$4.86	$13.07	$32.54	$3.79
(1) Cost of unaffiliated investments:	$—	$—	$—	$33,277
(2) Cost of affiliated investments:	$2,502	$—	$—	$—

See Notes to Financial Statements

5
FINANCIAL STATEMENTS | FEBRUARY 28, 2026

T-REX 2X DAILY TARGET ETFS
Statements of Operations	Period Ended February 28, 2026 (unaudited)
	Long MSTR	Inverse MSTR	Long NFLX	Long SBET(1)
INVESTMENT INCOME
Dividends from affiliated investments	$5	$—	$—	$—
Interest income	—	—	—	649
Total investment income	5	—	—	649
EXPENSES
Investment advisory fees (Note 2)	3,555,538	514,026	201,388	11,367
Total expenses	3,555,538	514,026	201,388	11,367
Net investment income (loss)	(3,555,533)	(514,026)	(201,388)	(10,718)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	16,386,998	—	581,874	—
Net realized gain (loss) on total return swap contracts	(1,646,121,081)	109,070,267	(20,330,336)	(3,528,739)
Net realized gain (loss) on investments and total return swap contracts	(1,629,734,083)	109,070,267	(19,748,462)	(3,528,739)
Net change in unrealized appreciation (depreciation) of total return swap contracts	118,254,645	(9,037,681)	15,449,758	(285,328)
Total net realized and unrealized gain (loss) on investments and total return swap contracts	(1,511,479,438)	100,032,586	(4,298,704)	(3,814,067)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,515,034,971)	$99,518,560	$(4,500,092)	$(3,824,785)

(1)   The Fund commenced operations on October 21, 2025.

See Notes to Financial Statements

6
FINANCIAL STATEMENTS | FEBRUARY 28, 2026

T-REX 2X DAILY TARGET ETFS
Statements of Changes in Net Assets
	Long MSTR
	Six Months Ended February 28, 2026 (unaudited)	Period Ended August 31, 2025(1)
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$(3,555,533)	$(14,435,904)
Net realized gain (loss) on investments, options purchased and total return swap contracts	(1,629,734,083)	(27,239,115)
Net change in unrealized appreciation (depreciation) of investments and total return swap contracts	118,254,645	(100,609,890)
Increase (decrease) in net assets from operations	(1,515,034,971)	(142,284,909)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	1,601,128,472	3,624,296,665
Cost of shares redeemed	(802,005,526)	(2,459,119,146)
Increase (decrease) in net assets from capital stock transactions	799,122,946	1,165,177,519
NET ASSETS
Increase (decrease) during period	(715,912,025)	1,022,892,610
Beginning of period	1,022,892,610	—
End of period	$306,980,585	$1,022,892,610

(1)   The Fund commenced operations on September 18, 2024.

(2)   The Fund commenced operations on September 27, 2024.

(3)   The Fund commenced operations on October 21, 2025.

See Notes to Financial Statements

7
FINANCIAL STATEMENTS | FEBRUARY 28, 2026

T-REX 2X DAILY TARGET ETFS

Inverse MSTR		Long NFLX		Long SBET
Six Months Ended February 28, 2026 (unaudited)	Period Ended August 31, 2025(1)	Six Months Ended February 28, 2026 (unaudited)	Period Ended August 31, 2025(2)	Period Ended February 28, 2026(3) (unaudited)

$(514,026)	$(1,168,812)	$(201,388)	$(113,291)	$(10,718)
109,070,267	(111,679,748)	(19,748,462)	4,019,374	(3,528,739)
(9,037,681)	1,680,156	15,449,758	36,279	(285,328)
99,518,560	(111,168,404)	(4,500,092)	3,942,362	(3,824,785)

460,943,664	1,644,973,926	106,700,175	77,013,384	7,161,053
(583,229,760)	(1,417,446,193)	(77,921,307)	(51,211,362)	(1,781,430)
(122,286,096)	227,527,733	28,778,868	25,802,022	5,379,623

(22,767,536)	116,359,329	24,278,776	29,744,384	1,554,838
116,359,329	—	29,744,384	—	—
$93,591,793	$116,359,329	$54,023,160	$29,744,384	$1,554,838

See Notes to Financial Statements

8
FINANCIAL STATEMENTS | FEBRUARY 28, 2026

T-REX 2X LONG MSTR DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended February 28, 2026(6) (unaudited)		Period Ended August 31, 2025(6)(7)
Net asset value, beginning of period	$52.63		$25.00
Investment activities
Net investment income (loss)(1)	(0.02)		(0.84)
Net realized and unrealized gain (loss) on investments, options purchased and total return swap contracts(2)	(47.75)		28.47
Total from investment activities	(47.77)		27.63
Net asset value, end of period	$4.86		$52.63

Total Return(3)	(90.76%)		110.54%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	1.05%		1.05%
Net investment income (loss)	(1.05%)		(1.03%)
Portfolio turnover rate(3)	0.00	%(5)	5,286%
Net assets, end of period (000s)	$306,981		$1,022,893

____________

(1)     Per share amounts calculated using the average shares outstanding during the period.

(2)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)   Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)   Ratios to average net assets have been annualized for periods less than one year.

(5)   Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

(6)   On December 16, 2024, Long MSTR effected a 10 for 1 stock split and on December 3, 2025, Long MSTR effected a 1 for 10 reverse stock split. All historical per share information has been retroactively adjusted to reflect these stock splits (Note 5).

(7)   The Fund commenced operations on September 18, 2024.

See Notes to Financial Statements

9
FINANCIAL STATEMENTS | February 28, 2026

T-REX 2X INVERSE MSTR DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended February 28, 2026 (unaudited)	Period Ended August 31, 2025(6)(7)
Net asset value, beginning of period	$5.16	$500.00
Investment activities
Net investment income (loss)(1)	(0.05)	(0.07)
Net realized and unrealized gain (loss) total return swap contracts(2)	7.96	(494.77)
Total from investment activities	7.91	(494.84)
Net asset value, end of period	$13.07	$5.16

Total Return(3)	153.43%	(98.97%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	1.05%	1.05%
Net investment income (loss)	(1.05%)	(1.05%)
Portfolio turnover rate(5)	0.00%	0.00%
Net assets, end of period (000s)	$93,592	$116,360

____________

(1)     Per share amounts calculated using the average shares outstanding during the period.

(2)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)   Total return is for the period indicated and has not been annualized for periods less than one year.

(4)   Ratios to average net assets have been annualized for periods less than one year.

(5)   Ratio is zero due to the Fund not purchasing any long-term securities during the period.

(6)   On December 16, 2024, Inverse MSTR effected a 1 for 20 reverse stock split. All historical per share information has been retroactively adjusted to reflect this stock split (Note 5).

(7)   The Fund commenced operations on September 18, 2024.

See Notes to Financial Statements

10
FINANCIAL STATEMENTS | February 28, 2026

T-REX 2X LONG NFLX DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended February 28, 2026 (unaudited)	Period Ended August 31, 2025(6)
Net asset value, beginning of period	$58.32	$25.00
Investment activities
Net investment income (loss)(1)	(0.17)	(0.51)
Net realized and unrealized gain (loss) on investments and total return swap contracts(2)	(25.61)	33.83
Total from investment activities	(25.78)	33.32
Net asset value, end of period	$32.54	$58.32

Total Return(3)	(44.20%)	133.29%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	1.05%	1.05%
Net investment income (loss)	(1.05%)	(1.05%)
Portfolio turnover rate(5)	0.00%	0.00%
Net assets, end of period (000s)	$54,023	$29,744

(1)   Per share amounts calculated using the average shares outstanding during the period.

(2)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)   Total return is for the period indicated and has not been annualized for periods less than one year.

(4)   Ratios to average net assets have been annualized for periods less than one year.

(5)   Ratio is zero due to the Fund not holding any long term securities at any month end during the period.

(6)   The Fund commenced operations on September 27, 2024.

See Notes to Financial Statements

11
FINANCIAL STATEMENTS | February 28, 2026

T-REX 2X LONG SBET DAILY TARGET ETF
Financial Highlights	Selected Per Share Data Throughout The Period
Period Ended February 28, 2026(6)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	(0.04)
Net realized and unrealized gain (loss) on total return swap contracts(2)	(21.17)
Total from investment activities	(21.21)
Net asset value, end of period	$3.79

Total Return(3)	(84.82%)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	1.50%
Net investment income (loss)	(1.41%)
Portfolio turnover rate(3)(5)	0.00%
Net assets, end of period (000s)	$1,555

(1)   Per share amounts calculated using the average shares outstanding during the period.

(2)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)   Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)   Ratios to average net assets have been annualized for periods less than one year.

(5)   Ratio is zero due to the Fund not purchasing any long-term securities during the period.

(6)   The Fund commenced operations on October 21, 2025.

See Notes to Financial Statements

12
FINANCIAL STATEMENTS | February 28, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements	February 28, 2026 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The T-REX 2X Long MSTR Daily Target ETF (“Long MSTR”), T-REX 2X Inverse MSTR Daily Target ETF (“Inverse MSTR”), T-REX 2X Long NFLX Daily Target ETF (“Long NFLX”), and the T-REX 2X Long SBET Daily Target ETF (“Long SBET”) (collectively, “the Funds”) are non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. Long MSTR and Inverse MSTR commenced operations on September 18, 2024. Long NFLX commenced operations on September 27, 2024. Long SBET commenced operations on October 21, 2025.

The investment objectives of the Funds are as follows:

Fund	Objective
Long MSTR	To seek daily investment results, before fees and expenses, of 200% of the daily performance of MicroStrategy Inc. (NASDAQ: MSTU).
Inverse MSTR	To seek daily investment results, before fees and expenses, of 200% of the daily performance of MicroStrategy Inc. (NASDAQ: MSTZ).
Long NFLX	To seek daily investment results, before fees and expenses, of 200% of the daily performance of Netflix Inc. (NASDAQ: NFLX).
Long SBET	To seek daily investment results, before fees and expenses, of 200% of the daily performance of SharpLink Gaming, Inc. (NASDAQ: SBET).

Each Fund is deemed to be an individual operating and reporting segment and are not part of a consolidated reporting entity. The objective and strategy, as outlined in the Funds’ prospectus under the heading “Principal Investment Strategies,” are used by Tuttle Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in its Statements of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Funds. Due to the significance of oversight and its role in the Funds’ management, each Fund’s investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

13
FINANCIAL STATEMENTS | February 28, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	February 28, 2026 (unaudited)

Security Valuation

The Funds record investments at fair value. Generally, the Funds’ domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Funds’ assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices on such over-the-counter market.

Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to methodologies established by the Board. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) approved by the Board based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Short-term investments having a maturity of 60 days or less may be generally valued at amortized cost when it approximates fair value.

Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Futures and options on futures are valued at the settlement price determined by the exchange, or, if no settlement price is available, at the last sale price as of the close of business prior to when a Fund calculates Net Asset Value (“NAV”). Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Valuation Designee (as defined below). Swap agreements and other derivatives are generally valued daily depending on the type of instrument and reference assets based upon market prices, the mean between bid and asked price quotations from market makers, by a pricing service at a price received from the counterparty to the swap, or by the Valuation Designee in accordance with the valuation procedures approved by the Board.

14
FINANCIAL STATEMENTS | February 28, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	February 28, 2026 (unaudited)

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of February 28, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long MSTR
Assets
Exchange Traded Funds	$2,502	$—	$—	$2,502
Unrealized Appreciation of Total Return Swap Contracts	—	17,644,756	—	17,644,756
	$2,502	$17,644,756	$—	$17,647,258

Inverse MSTR
Liabilities
Unrealized Depreciation of Total Return Swap Contracts	$—	$(7,357,526)	$—	$(7,357,526)
	$—	$(7,357,526)	$—	$(7,357,526)
15
FINANCIAL STATEMENTS | February 28, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	February 28, 2026 (unaudited)
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Long NFLX
Assets
Unrealized Appreciation of Total Return Swap Contracts	$—	$15,486,037	$—	$15,486,037
	$—	$15,486,037	$—	$15,486,037

Long SBET
Liabilities
Unrealized Depreciation of Total Return Swap Contracts	$—	$(285,328)	$—	$(285,328)
	$—	$(285,328)	$—	$(285,328)

Refer to the Funds’ Schedule of Investments for a listing of the securities by type. The Funds held no Level 3 securities at any time during the six months ended February 28, 2026.

Affiliated Investments

As of February 28, 2026, Long MSTR held the following investment which the Board of Trustees of Long MSTR has determined to be within the same group of investment companies as Long MSTR; therefore it is considered to be an affiliate under the Investment Company Act of 1940:

Security Name	Market Value as of August 31, 2025	Purchases	Sales	Market Value as of February 28, 2026	Share Balance as of February 28, 2026	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
The Laddered T-Bill ETF	$—	$2,502	$—	$2,502	100	$5	$—	$—

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

16
FINANCIAL STATEMENTS | February 28, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	February 28, 2026 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended February 28, 2026, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”)

17
FINANCIAL STATEMENTS | February 28, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	February 28, 2026 (unaudited)

for Long MSTR, Inverse MSTR, and Long NFLX will be required to pay to Citibank, N.A. and Long SBET will be required to pay to U.S. Bank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250 for Long MSTR, Inverse MSTR, and Long NFLX and $300 for Long SBET. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250 for Long MSTR, Inverse MSTR, and Long NFLX and $300 for Long SBET.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of February 28, 2026:

	Creation Unit Shares	Creation Transaction Fee	Value
Long MSTR	10,000	$250	$48,600
Inverse MSTR	10,000	$250	$130,700
Long NFLX	10,000	$250	$325,400
Long SBET	10,000	$300	$37,900

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit

18
FINANCIAL STATEMENTS | February 28, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	February 28, 2026 (unaudited)

to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking is secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Derivatives

Each Fund may enter into total return swap contracts, which may be used either as economically similar substitutes for owning the reference asset specified in the swap contract, such as the securities that comprise a given market index, particular securities or commodities, or other assets or indicators. They also may be used as a means of obtaining exposure in markets where the reference asset is unavailable or it may otherwise be impossible or impracticable for a Fund to own that asset. “Total return” refers to the payment (or receipt) of the total return on the underlying reference asset, which is then exchanged for the receipt (or payment) of an interest rate. Total return swap contracts provide a Fund with the additional flexibility of gaining exposure to a market or sector index in a potentially more economical way.

Most swap contracts entered into by a Fund provide for the calculation and settlement of the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap contract will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Other swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the return on the reference entity. A Fund’s current obligations under the types of swap contracts that the Funds expect to enter into (e.g., total return swap contracts) will be accrued daily (offset against any amounts owed to a Fund by the counterparty to the swap contract) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by the Fund

19
FINANCIAL STATEMENTS | February 28, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	February 28, 2026 (unaudited)

posting collateral to a tri-party account between the Fund’s custodian, the Fund, and the counterparty. However, typically no payments will be made until the settlement date.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis and if the counterparty to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

The following table presents the Funds’ gross derivative assets and liabilities by counterparty and contract type, net of amounts available for the offset under a master netting agreement and the related collateral received or pledged by each Fund as of February 28, 2026.

Long MSTR

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Natixis Investment Managers	$10,368,974	$—	$10,368,974	$—	$10,368,974
BMO Capital Markets	6,744,983	—	6,744,983	—	6,744,983
Clear Street Derivatives, LLC	—	19,778,157	(19,778,157)	19,778,157	—
CF Secured, LLC	—	215,396	(215,396)	215,396	—
National Bank of Canada	12,829,833	—	12,829,833	—	12,829,833
Jane Street Capital	—	687,785	(687,785)	687,785	—
Marex Prime Services	8,382,304	—	8,382,304	—	8,382,304
	$38,326,094	$20,681,338	$17,644,756	$20,681,338	$38,326,094
20
FINANCIAL STATEMENTS | February 28, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	February 28, 2026 (unaudited)

Inverse MSTR

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Natixis Investment Managers	$296,565	$—	$296,565	$—	$296,565
Jane Street Capital	—	1,912,712	(1,912,712)	1,912,712	—
Marex Prime Services	—	477,164	(477,164)	477,164	—
Clear Street Derivatives, LLC	—	5,264,215	(5,264,215)	5,264,215	—
	$296,565	$7,654,091	$(7,357,526)	$7,654,091	$296,565

Long NFLX

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives, LLC	$6,642,276	$—	$6,642,276	$—	$6,642,276
CF Secured, LLC	8,843,761	—	8,843,761	—	8,843,761
	$15,486,037	$—	$15,486,037	$—	$15,486,037

Long SBET

	Total Return Swap Contracts
Counterparty	Derivative Assets	Derivative Liabilities	Net Derivative Assets (Liabilities)*	Collateral Pledged (Received)**	Net Amount
Clear Street Derivatives, LLC	$—	$285,328	$(285,328)	$285,328	$—
	$—	$285,328	$(285,328)	$285,328	$—

____________

*     Statements of Assets and Liabilities location: Net unrealized appreciation (depreciation) of total return swap contracts.

**    The actual collateral pledged (received) may be more than the amounts shown.

21
FINANCIAL STATEMENTS | February 28, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	February 28, 2026 (unaudited)

The average monthly notional amount of the total return swap contracts during the six months ended February 28, 2026 were as follows:

Fund	Average Monthly Notional Value
Long MSTR	$ 1,227,000,349
Inverse MSTR	(194,940,347)
Long NFLX	84,020,197
Long SBET	4,517,600

As of February 28, 2026, the Funds were invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities as follows:

Risk: Equity Price
Derivative Type: Total return swap contracts
	Statements of Assets and Liabilities Location	Fair Value Amount
Long MSTR
Derivative Assets	Net unrealized appreciation of total return swap contracts	$17,644,756
Inverse MSTR
Derivative Liabilities	Net unrealized depreciation of total return swap contracts	$(7,357,526)
Long NFLX
Derivative Assets	Net unrealized appreciation of total return swap contracts	$15,486,037
Long SBET
Derivative Liabilities	Net unrealized depreciation of total return swap contracts	$(285,328)
22
FINANCIAL STATEMENTS | February 28, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	February 28, 2026 (unaudited)

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the six months ended February 28, 2026 is as follows:

Fund	Realized Gain (Loss) on Derivatives*	Net Change in Unrealized Appreciation (Depreciation) of Derivatives**
Long MSTR	$(1,646,121,081)	$118,254,645
Inverse MSTR	109,070,267	(9,037,681)
Long NFLX	(20,330,336)	15,449,758
Long SBET	(3,528,739)	(285,328)

*     Statements of Operations location: Net realized gain (loss) on total return swap contracts.

**    Statements of Operations location: Net change in unrealized appreciation (depreciation) of total return swap contracts.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that the risk of loss will be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund

23
FINANCIAL STATEMENTS | February 28, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	February 28, 2026 (unaudited)

fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of each Fund’s average daily net assets. The Advisory fee schedule for each Fund is as follows:

Fund	Advisory Fee Rate
Long MSTR	1.05%
Inverse MSTR	1.05%
Long NFLX	1.05%
Long SBET	1.50%

REX Shares, LLC (“REX”), a Delaware limited liability company, located in Miami, Florida, is an independent sponsor of ETFs. The research of an affiliate of REX was used in the creation of the Funds’ trading strategy. REX does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment advisor to the Funds. REX is not related to the Advisor, the Funds or any of the underlying stocks of the Funds. REX makes no representation or warranty, express or implied, to the owners of the shares or any member of the public regarding the advisability of investing in securities generally or in the shares in particular, or as to the ability of any Fund to meet its investment objective.

The Advisor has entered into an agreement with REX pursuant to which REX and the Advisor have jointly assumed the obligation of the Advisor to pay all expenses of the Funds, except excluded expenses. REX will also provide marketing support for the Funds including, but not limited to, providing the Funds with access to and the use of REX’s marketing capabilities, including leveraging REX’s expertise in developing marketing strategies and communications through print and electronic media. For its services, REX is entitled to a fee from the Advisor, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Funds. REX does not act as a distributor to the Funds and does not sell shares of the Funds. All Funds are distributed through the Distributor.

24
FINANCIAL STATEMENTS | February 28, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	February 28, 2026 (unaudited)

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as each Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Advisor. For its services, fees to CFS are computed daily and paid monthly.

The Custodian, Transfer Agent and Fund Accountant for Long MSTR, Inverse MSTR, and Long NFLX are as follows:

Custodian and Transfer Agent

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Funds’ Fund Accountant pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

The Fund Accountant, Transfer Agent and Custodian for Long SBET are as follows:

Fund Accountant and Transfer Agent

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Funds’ Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

U.S. Bank N.A. serves as the Funds’ Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

25
FINANCIAL STATEMENTS | February 28, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	February 28, 2026 (unaudited)

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Funds’ Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their services. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term securities for the six months February 28, 2026, were as follows:

Fund	Purchases	Sales
Long MSTR	$577,637,345	$(594,021,840)
Inverse MSTR	—	—
Long NFLX	59,366,036	(59,947,910)
Long SBET	—	—

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss

26
FINANCIAL STATEMENTS | February 28, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	February 28, 2026 (unaudited)

are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

No distributions were paid by the Funds during the six months ended February 28, 2026.

As of February 28, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Fund	Accumulated Net Investment Income (Accumulated Deficits)	Accumulated Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Total
Long MSTR	$26,204,824	$(1,556,640,664)	$17,644,756	$(1,512,791,084)
Inverse MSTR	(5,926,928)	1,634,610	(7,357,526)	(11,649,844)
Long NFLX	228,511	(18,970,177)	15,486,037	(3,255,629)
Long SBET	(10,718)	(3,528,739)	(285,328)	(3,824,785)

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Long MSTR	$—	$17,644,756	$—	$17,644,756
Inverse MSTR	—	—	(7,357,526)	(7,357,526)
Long NFLX	—	15,486,037	—	15,486,037
Long SBET	32,277	—	(285,328)	(285,328)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on the Cboe BZX Exchange, Inc., and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

27
FINANCIAL STATEMENTS | February 28, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	February 28, 2026 (unaudited)

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were as follows:

	Six Months Ended February 28, 2026
	Long MSTR(1)	Inverse MSTR	Long NFLX	Long SBET
Shares sold	114,627,000	40,080,000	3,420,000	590,000
Shares redeemed	(70,942,029)	(55,480,000)	(2,270,000)	(180,000)
Net increase (decrease)	43,684,971	(15,400,000)	1,150,000	410,000
	Period Ended August 31, 2025
	Long MSTR(1)(2)	Inverse MSTR(3)	Long NFLX
Shares sold	45,472,000	175,819,500	1,430,000
Shares redeemed	(26,038,000)	(153,259,500)	(920,000)
Net increase (decrease)	19,434,000	22,560,000	510,000

(1)   Share amounts for Long MSTR have been adjusted for a 1 for 10 reverse stock split effective on December 3, 2025.

(2)   Share amounts for Long MSTR have been adjusted for a 10 for 1 stock split effective on December 16, 2024.

(3)   Share amounts for Inverse MSTR have been adjusted for a reverse 1 for 20 stock split effective on December 16, 2024.

On November 20, 2025, the Board of the Trust approved a reverse stock split for Long MSTR at a split ratio of 1:10. The Creation Unit size for each Fund remains at 10,000 shares per unit.

28
FINANCIAL STATEMENTS | February 28, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	February 28, 2026 (unaudited)

For Long MSTR, the record date for the reverse stock split was December 1, 2025, and the stock split was effectuated after the close of trading on December 2, 2025. Shares of Long MSTR began trading on a split-adjusted basis on December 3, 2025.

All historical per share information has been retroactively adjusted to reflect the reverse stock split. Set forth below are details regarding the splits effected on December 3, 2025, respectively:

Fund	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Long MSTR	12/2/2025	1 for 10	$1.25	$12.50	489,380,000	48,938,000

On December 12, 2024, the Board of the Trust approved a stock split for Long MSTR at a split ratio of 10:1 and approved a reverse stock split for Inverse MSTR at a reverse split ratio of 1:20. The Creation Unit size for each Fund remains at 10,000 shares per unit.

For Long MSTR, the record date for the stock split was December 13, 2024, and the stock split was effectuated after the close of trading on December 13, 2024. Shares of Long MSTR began trading on a split-adjusted basis on December 16, 2024.

For Inverse MSTR, the record date for the reverse stock split was December 13, 2024, and the reverse stock split was effectuated after the close of trading on December 13, 2024. Shares of Inverse MSTR began trading on a split-adjusted basis on December 16, 2024.

All historical per share information has been retroactively adjusted to reflect these stock splits. Set forth below are details regarding the splits effected on December 16, 2024, respectively:

Fund	Date	Rate	Net Asset Value Before Split	Net Asset Value After Split	Shares Outstanding Before Split	Shares Outstanding After Split
Long MSTR	12/13/2024	10 for 1	$164.19	$16.42	15,440,000	154,400,000
Inverse MSTR	12/13/2024	1 for 20	$0.84	$16.88	133,550,000	6,677,500
29
FINANCIAL STATEMENTS | February 28, 2026

T-REX 2X DAILY TARGET ETFS
Notes to Financial Statements - continued	February 28, 2026 (unaudited)

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. A Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested a Fund. A Fund is not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

30
FINANCIAL STATEMENTS | February 28, 2026

T-REX 2X DAILY TARGET ETFS
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Trustees, Officers, and others of open-end management investment companies.

Because Tuttle Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Agreement

The disclosure below pertains to the investment advisory agreement approval by the Board of Trustees, and it pertains to all of the swap-based Tuttle ETFs (the “Tuttle ETFs”) presented to the Board of Trustees at their September 24-25, 2025 board meeting, including the T-REX 2X Long SBET Daily Target ETF, which is covered by this financial report.

At a meeting held on September 24-25, 2025, (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “Tuttle Advisory Agreement”) between the Trust and Tuttle Capital Management, LLC (“Tuttle,” or the “Adviser”), with respect to the Tuttle ETFs. The Board reflected on its discussions with the representatives from Tuttle earlier in the Meeting regarding the manner in which the Tuttle ETFs are to be managed and the roles and responsibilities of Tuttle under the Tuttle Advisory Agreement.

The Trustees reviewed a memorandum from Trust Counsel (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Tuttle Advisory Agreement and the responses of Tuttle to requests for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed Tuttle’s responses to requests for information from Trust Counsel on behalf of the Board and noted that the responses included a copy of financial information

31
FINANCIAL STATEMENTS | FEBRUARY 28, 2026

T-REX 2X DAILY TARGET ETFS
Supplemental Information (unaudited) - continued

for Tuttle, information on the personnel of and services to be provided by Tuttle, an expense comparison analysis for the Tuttle ETFs and comparable ETFs, and the Tuttle Advisory Agreement. Trust Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Tuttle Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Tuttle; (ii) the investment performance of Tuttle; (iii) the costs of the services to be provided and profits to be realized by Tuttle from the relationship with the Tuttle ETFs; (iv) the extent to which economies of scale would be realized if each Tuttle ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of each Tuttle ETF’s shareholders; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Tuttle Advisory Agreement, including: (i) information regarding the services and support to be provided by Tuttle to each Tuttle ETF and its shareholders; (ii) presentations by management of Tuttle addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Tuttle ETFs; (iii) information pertaining to the compliance structure of Tuttle; (iv) disclosure information contained in the Tuttle ETFs’ registration statements and Tuttle’s Form ADV and/or the policies and procedures of the firm; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Tuttle Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Tuttle, including financial information, personnel and the services to be provided by Tuttle to the Tuttle ETFs, Tuttle’s compliance program, current legal matters, and other general information; (ii) projected expenses of the Tuttle ETFs and comparative expense information for other ETFs with strategies similar to the Tuttle ETFs prepared by an independent third party; (iii) the anticipated effect of size on each Tuttle ETF’s performance and expenses; and (iv) benefits anticipated to be realized by Tuttle from its relationship with the Tuttle ETFs.

32
FINANCIAL STATEMENTS | FEBRUARY 28, 2026

T-REX 2X DAILY TARGET ETFS
Supplemental Information (unaudited) - continued

The Board did not identify any particular information that was most relevant to its consideration to approve the Tuttle Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Tuttle Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Tuttle.

In this regard, the Board considered the responsibilities of Tuttle under the Tuttle Advisory Agreement. The Board reviewed the services to be provided by Tuttle to the Tuttle ETFs, including, without limitation, the processes of Tuttle for assuring compliance with each Tuttle ETF’s investment objectives and limitations; Tuttle’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Tuttle for the Tuttle ETFs among the service providers; and the anticipated efforts of Tuttle to promote each Tuttle ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of Tuttle; the education and experience of Tuttle’s personnel; and information provided regarding Tuttle’s compliance program and policies and procedures. After reviewing the foregoing and further information from Tuttle, the Board concluded that the quality, extent, and nature of the services to be provided by Tuttle was satisfactory and adequate for the Tuttle ETFs.

The investment performance of Tuttle.

The Board noted that the Tuttle ETFs had not yet commenced operations. The Trustees considered Tuttle’s experience in managing other ETFs with similar strategies as the Tuttle ETFs.

The costs of services to be provided and profits to be realized by Tuttle from the relationship with the Tuttle ETFs.

In this regard, the Board considered the financial condition of Tuttle and the level of commitment to the Tuttle ETFs by Tuttle. The Board also considered the projected assets and proposed expenses of the Tuttle ETFs, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by Tuttle. The Trustees considered the unitary fee structure proposed by Tuttle. The Board compared the proposed unitary fee of each of the Tuttle ETFs to the advisory fees and net expense ratios of funds in their projected Morningstar category, the Trading — Leveraged Equity category (“Category”) and a peer group of other ETFs selected by Broadridge Financial Solutions (“Broadridge”). The Trustees noted that each of the Tuttle

33
FINANCIAL STATEMENTS | FEBRUARY 28, 2026

T-REX 2X DAILY TARGET ETFS
Supplemental Information (unaudited) - continued

ETFs proposed 1.50% unitary fee was higher than the medians of the Category and Peer Group, and each of the Tuttle ETF’s projected net expense ratio was higher than the medians of its Category and Peer Group. The Trustees noted that there were new funds that are comparable to funds in its Category with higher gross expense ratios than the median in the Category that had not yet been included in Morningstar’s database and, therefore, are not reflected in the Category The Trustees acknowledged Tuttle’s representation that the proposed advisory fees are appropriate and competitively priced for actively managed funds that require unique services such as those provided by Tuttle, that they are within the range of similar funds, including new recently launched funds referenced by Tuttle. The Trustees considered Tuttle’s responsibilities interacting with swap counterparties and daily rebalancing of swap exposures. The Trustees also noted that Tuttle does not manage any separate accounts with strategies similar to those of the Tuttle ETFs. After further consideration, the Board concluded that the projected profitability and fees to be paid to Tuttle were within an acceptable range in light of the services to be rendered by Tuttle.

The extent to which economies of scale would be realized as the Tuttle ETFs grow and whether advisory fee levels reflect these economies of scale for the benefit of the Tuttle ETFs’ investors.

The Trustees considered that it was not anticipated that the Tuttle ETFs would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Tuttle ETFs; the basis of decisions to buy or sell securities for the Tuttle ETFs; and the substance and administration of the Code of Ethics and other relevant policies of Tuttle. The Board noted that Tuttle has represented that swap transactions are not eligible for soft dollars and that it does not anticipate utilizing commission recapture with regard to the Tuttle ETFs. The Board also considered potential benefits for Tuttle in managing the Tuttle ETFs. Following further consideration and discussion, the Board concluded that the standards and practices of Tuttle relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Tuttle from managing the Tuttle ETFs were satisfactory.

34
FINANCIAL STATEMENTS | FEBRUARY 28, 2026

T-REX 2X DAILY TARGET ETFS
Supplemental Information (unaudited) - continued

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under each of the Tuttle Advisory Agreement a was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Tuttle Advisory Agreement.

35
FINANCIAL STATEMENTS | FEBRUARY 28, 2026

ITEM 8.      CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.       REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.      STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract approval in the Supplemental Information.

ITEM 12.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.       CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.       RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.       EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant – Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: May 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: May 6, 2026
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: May 6, 2026

*   Print the name and title of each signing officer under his or her signature.